Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
1 / June 2024
Issues
Maturity
Date
Principal
Amount Value
BONDS – 99 .41%
ASSET-BACKED SECURITIES — 6 .55% **
Academic Loan Funding Trust,
Series 2012-1A, Class A2
(SOFR30A plus 1.21%)
6.55% 12/27/44
1,2
$ 311,751 $ 310,544
Allegro CLO VI Ltd.,
Series 2017-2A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.76%)
7.08% 01/17/31
1,2,3
1,750,000 1,749,475
Allegro CLO VIII Ltd.,
Series 2018-2A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.36%)
6.69% 07/15/31
1,2,3
1,906,601 1,908,029
AMMC CLO 30 Ltd.,
Series 2024-30A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.68%)
6.97% 01/15/37
1,2,3
2,000,000 2,009,700
Apidos CLO XXV,
Series 2016-25A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.47% 10/20/31
1,2,3
2,459,655 2,460,220
Barings CLO Ltd.,
Series 2018-4A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.48% 10/15/30
1,2,3
2,750,000 2,750,633
Buttermilk Park CLO Ltd.,
Series 2018-1A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.37%)
6.70% 10/15/31
1,2,3
2,000,000 2,001,450
CIT Education Loan Trust,
Series 2007-1, Class A
(SOFR90A plus 0.35%)
5.70% 03/25/42
1,2
111,360 107,431
Clover CLO Ltd.,
Series 2019-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.19% 10/25/33
1,2,3
2,100,000 2,100,168
Dryden 40 Senior Loan Fund,
Series 2015-40A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.47% 08/15/31
1,2,3
2,370,254 2,372,162
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.16%)
6.49% 04/15/29
1,2,3
1,184,344 1,184,981
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
$ 13,735 $ 13,645
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
298,943 277,832
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61% 01/17/73
1
540,968 481,961
Navient Student Loan Trust,
Series 2014-1, Class A3
(SOFR30A plus 0.62%)
5.96% 06/25/31
2
309,200 302,706
Navient Student Loan Trust,
Series 2016-2A, Class A3
(SOFR30A plus 1.61%)
6.95% 06/25/65
1,2
1,107,883 1,126,998
Nelnet Student Loan Trust,
Series 2014-4A, Class A2
(SOFR30A plus 1.06%)
6.40% 11/25/48
1,2
990,841 992,362
Neuberger Berman CLO XX Ltd.,
Series 2015-20A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.42%)
6.75% 07/15/34
1,2,3
1,915,000 1,917,461
OCP CLO Ltd.,
Series 2014-6A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
6.47% 10/17/30
1,2,3
2,400,000 2,400,240
OCP CLO Ltd.,
Series 2020-19A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.41%)
6.74% 10/20/34
1,2,3
1,500,000 1,500,150
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.42%)
6.75% 07/15/36
1,2,3
2,000,000 2,001,138
Palmer Square Loan Funding Ltd.,
Series 2022-3A, Class A1BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.40%)
6.73% 04/15/31
1,2,3
2,500,000 2,502,833
Progress Residential Trust,
Series 2021-SFR8, Class D
2.08% 10/17/38
1
1,150,000 1,051,489
Recette CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.34%)
6.67% 04/20/34
1,2,3
1,875,000 1,875,469

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Regata XII Funding Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.19% 10/15/32
1,2,3
$ 2,100,000 $ 2,104,213
Rockford Tower CLO Ltd.,
Series 2019-2A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.36%)
6.69% 08/20/32
1,2,3
2,000,000 2,002,580
SBNA Auto Receivables Trust,
Series 2024-A, Class A3
5.32% 12/15/28
1
2,450,000 2,444,771
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
1,862,169 1,661,258
SLC Student Loan Trust,
Series 2004-1, Class B
(SOFR90A plus 0.55%)
5.90% 08/15/31
2
73,166 66,000
SLC Student Loan Trust,
Series 2008-1, Class A4A
(SOFR90A plus 1.86%)
7.21% 12/15/32
2
113,237 113,843
SLM Student Loan Trust,
Series 2004-2, Class B
(SOFR90A plus 0.73%)
6.08% 07/25/39
2
91,265 87,131
SLM Student Loan Trust,
Series 2006-8, Class A6
(SOFR90A plus 0.42%)
5.77% 01/25/41
2
649,839 632,042
SLM Student Loan Trust,
Series 2008-2, Class B
(SOFR90A plus 1.46%)
6.81% 01/25/83
2
185,000 186,240
SLM Student Loan Trust,
Series 2008-3, Class B
(SOFR90A plus 1.46%)
6.81% 04/26/83
2
185,000 187,959
SLM Student Loan Trust,
Series 2008-4, Class B
(SOFR90A plus 2.11%)
7.46% 04/25/73
2
185,000 188,475
SLM Student Loan Trust,
Series 2008-5, Class B
(SOFR90A plus 2.11%)
7.46% 07/25/73
2
2,235,000 2,239,397
SLM Student Loan Trust,
Series 2008-6, Class A4
(SOFR90A plus 1.36%)
6.71% 07/25/23
2
1,005,804 1,002,111
SLM Student Loan Trust,
Series 2008-6, Class B
(SOFR90A plus 2.11%)
7.46% 07/26/83
2
185,000 187,793
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-7, Class B
(SOFR90A plus 2.11%)
7.46% 07/26/83
2
$ 185,000 $ 183,881
SLM Student Loan Trust,
Series 2012-7, Class A3
(SOFR30A plus 0.76%)
6.10% 05/26/26
2
371,076 361,761
Stack Infrastructure Issuer LLC,
Series 2024-1A, Class A2
5.90% 03/25/49
1
2,100,000 2,120,601
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
1
381,132 388,624
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
450,000 415,883
Taco Bell Funding LLC,
Series 2016-1A, Class A23
4.97% 05/25/46
1
3,093,750 3,037,129
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2
1.65% 09/15/45
1
3,500,000 3,316,526
Velocity Commercial Capital Loan Trust,
Series 2019-1, Class A
3.76% 03/25/49
1,6
1,441,828 1,343,589
Voya CLO Ltd.,
Series 2014-4A, Class A2RA
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.19% 07/14/31
1,2,3
1,650,000 1,650,049
Total Asset-Backed Securities
(Cost $61,384,254) 61,320,933
BANK LOANS — 0 .80% *
Communications — 0 .11%
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.33% 12/17/27
2
60,140 60,276
Charter Communications Operating LLC,
Term Loan B2, 1st Lien
(SOFR plus 1.75%)
7.05% 02/01/27
2
95,489 95,480
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
7.94% 04/15/27
2
96,474 80,420
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.62% 10/08/27
2
46,048 46,082
New Insight Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.76%)
11.07% 12/20/24
2
58,385 44,291

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3 / June 2024
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
Numericable U.S. LLC,
Term Loan B14, 1st Lien
(SOFR plus 5.50%)
10.83% 08/16/28
2
$ 65,224 $ 48,103
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
7.35% 01/22/31
2
184,156 184,574
Virgin Media Bristol LLC,
Term Loan Y, 1st Lien
(SOFR plus 3.35%)
8.66% 03/31/31
2
150,000 141,991
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.46% 03/09/27
2
350,395 306,012
(SOFR plus 4.33%)
9.67% 03/09/27
2
62,514 55,305
1,062,534
Consumer Discretionary — 0 .05%
BrewCo Borrower LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.84% 04/05/28
2
65,050 59,683
(SOFR plus 6.25%)
11.58% 04/05/28
2
27,080 27,486
City Brewing Co. LLC,
Term Loan, 1st Lien
(SOFR plus 5.26%)
8.84% 04/05/28
2,7
97,575 78,060
Naked Juice, LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.35%)
8.68% - 8.69% 01/24/29
2,3
186,565 173,418
Term Loan, 2nd Lien
(SOFR plus 6.10%)
11.00% 01/24/30
2
57,817 47,040
Osmosis Buyer Ltd.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.10% 07/31/28
2
78,919 79,149
464,836
Entertainment — 0 .01%
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.85%)
7.18% 08/01/27
2
1,013 1,011
William Morris Endeavor Entertainment LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.86%)
8.21% 05/16/25
2
60,837 61,010
62,021
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Finance — 0 .04%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B6, 1st Lien
(SOFR plus 2.00%)
7.34% 06/22/28
2
$ 173,143 $ 173,576
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.08% 04/09/27
2
128,189 128,284
Jane Street Group LLC,
Term Loan B, 1st Lien
(SOFR plus 2.61%)
7.96% 01/26/28
2
104,741 104,768
406,628
Food — 0 .02%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.21% 10/01/25
2
14,558 13,869
Froneri U.S., Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.35%)
7.69% 01/29/27
2
41,172 41,196
United Natural Foods, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.09% 04/25/31
2
108,912 109,411
164,476
Gaming — 0 .00%
Penn National Gaming, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
7.66% 05/03/29
2
46,530 46,640
Health Care — 0 .15%
Bausch + Lomb Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.35%)
8.69% 05/10/27
2,3
57,331 56,793
Carestream Dental Equipment, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
8.71% 09/01/24
2
104,376 90,807
Carestream Dental, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.60%)
9.94% 09/01/24
2
31,664 26,360
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.10%)
7.44% 11/15/27
2
2 2
Jazz Financing Lux SARL,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 3.11%)
8.46% 05/05/28
2,3
321,708 322,311

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Jazz Pharmaceuticals, Inc.,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 2.25%)
7.58% 05/05/28
2,3
$ 303,686 $ 304,256
Medline Borrower LP,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
8.09% 10/23/28
2
89,043 89,321
Modivcare, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.18% 06/20/31
2
261,406 256,995
Peraton Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.19% 02/01/28
2
181,791 182,032
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.08% 09/27/30
2
47,531 47,549
1,376,426
Health Care REITs — 0 .03%
Healthpeak Properties, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 1.60%)
6.30% 02/22/27
2
155,249 153,697
6.30% 08/20/27
2
155,249 153,696
307,393
Industrials — 0 .10%
Artera Services LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
9.83% 02/15/31
2
74,719 75,206
ASP Blade Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
9.60% 10/16/28
2
49,287 37,693
Berry Global, Inc.,
Term Loan AA, 1st Lien
(SOFR plus 1.86%)
7.19% 07/01/29
2
667,754 668,906
Patriot Container Corp.,
Term Loan B, 1st Lien
(SOFR plus 8.85%)
9.19% 03/20/25
2
29,619 28,926
Transdigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 2.75%)
8.08% 08/24/28
2
161,164 161,637
972,368
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology — 0 .09%
Arches Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.69% 12/06/27
2
$ 51,541 $ 49,419
Athenahealth Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.25% 02/15/29
2
33,834 33,765
Buzz Merger Sub Ltd.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
8.19% 01/29/27
2
54,182 54,294
Central Parent LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.58% 07/06/29
2
115,000 113,671
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
9.10% 08/14/25
2
182,346 176,115
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.72% - 8.99% 10/01/27
2
195,443 189,742
Magnite, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.84% 02/06/31
2
30,078 30,223
MH Sub I LLC,
Term Loan B3, 1st Lien
(SOFR plus 4.25%)
9.59% 05/03/28
2
36,827 36,835
Renaissance Holding Corp.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
9.60% 04/05/30
2
65,414 65,445
Research Now Group LLC (DIP),
Term Loan, 1st Lien
(SOFR plus 8.86%)
14.21% 08/06/24
2
2,122 2,143
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 9.26%)
9.60% 03/03/28
2
85,685 73,421
825,073
Insurance — 0 .04%
Acrisure LLC,
Term Loan B6, 1st Lien
(SOFR plus 3.25%)
8.59% 11/06/30
2
177,288 177,472
Asurion LLC,
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
8.71% 12/23/26
2
159,217 158,111
335,583

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
5 / June 2024
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Materials — 0 .02%
Chemours Co. (The),
Term Loan B3, 1st Lien
(SOFR plus 3.50%)
8.84% 08/18/28
2
$ 186,734 $ 186,267
Residential REITs — 0 .01%
Invitation Homes Operating Partnership LP,
Term Loan A, 1st Lien
(SOFR plus 1.10%)
6.44% 01/31/25
2
97,762 97,274
Retail — 0 .03%
1011778 BC Unlimited Liability Co.,
Term Loan B6, 1st Lien (Canada)
(SOFR plus 1.75%)
7.09% 09/20/30
2,3
20,256 20,230
KFC Holding Co.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
7.20% 03/15/28
2
80,706 80,792
Peer Holding III BV,
Term Loan B5, 1st Lien (Netherlands)
(SOFR plus 3.00%)
8.34% 06/21/31
2,3
90,652 90,860
Whatabrands LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
8.09% 08/03/28
2
74,813 74,916
266,798
Services — 0 .10%
Amentum Government Services Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
8.63% 01/29/27
2
281,078 282,132
Boost Newco Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.84% 01/31/31
2
31,126 31,208
(SOFR plus 3.00%)
8.33% 01/31/31
2
145,743 146,128
Clean Harbors, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
7.21% 10/08/28
2
62,630 63,021
Element Materials Technology Group U.S. Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 4.35%)
9.68% 07/06/29
2
19,392 19,493
Term Loan B, 1st Lien
(SOFR plus 4.35%)
9.68% 07/06/29
2
42,017 42,236
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.86%)
9.21% 12/15/28
2
61,910 61,949
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
TransUnion Intermediate Holdings, Inc.,
Term Loan B7, 1st Lien
(SOFR plus 2.00%)
7.34% 12/01/28
2
$ 65,398 $ 65,497
Term Loan B8, 1st Lien
(SOFR plus 1.75%)
7.09% 06/05/31
2
20,025 20,016
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
9.44% 11/02/27
2
184,286 178,020
909,700
Total Bank Loans
(Cost $7,506,607) 7,484,017
CORPORATES — 19 .73% *
Banking — 3 .76%
Bank of America Corp.
3.42% 12/20/28
6
860,000 808,763
Bank of America Corp.
(MTN)
1.92% 10/24/31
6
1,135,000 928,790
2.09% 06/14/29
6
3,895,000 3,457,833
2.55% 02/04/28
6
160,000 149,402
2.97% 02/04/33
6
690,000 584,361
3.09% 10/01/25
6
93,000 92,359
3.82% 01/20/28
6
605,000 583,266
Bank of America Corp.,
Series N
1.66% 03/11/27
6
2,785,000 2,611,721
HSBC Holdings PLC
(United Kingdom)
2.01% 09/22/28
3,6
725,000 651,436
2.21% 08/17/29
3,6
60,000 52,771
4.76% 06/09/28
3,6
1,240,000 1,219,903
JPMorgan Chase & Co.
1.04% 02/04/27
6
2,405,000 2,241,523
1.56% 12/10/25
6
2,280,000 2,238,258
1.58% 04/22/27
6
1,035,000 966,588
1.95% 02/04/32
6
615,000 500,454
2.07% 06/01/29
6
30,000 26,702
2.58% 04/22/32
6
605,000 511,325
4.01% 04/23/29
6
3,055,000 2,924,930
Lloyds Banking Group PLC
(United Kingdom)
3.57% 11/07/28
3,6
475,000 446,932
4.72% 08/11/26
3,6
1,036,000 1,023,701
PNC Financial Services Group, Inc. (The)
5.68% 01/22/35
6
320,000 321,783
6.88% 10/20/34
6
1,635,000 1,782,640
Santander UK Group Holdings PLC
(United Kingdom)
1.67% 06/14/27
3,6
435,000 402,274
2.47% 01/11/28
3,6
1,245,000 1,150,190

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
U.S. Bancorp
4.84% 02/01/34
6
$ 1,630,000 $ 1,547,025
5.68% 01/23/35
6
485,000 487,516
5.84% 06/12/34
6
495,000 502,522
Wells Fargo & Co.
5.39% 04/24/34
6
335,000 331,481
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
6
4,555,000 4,197,648
2.57% 02/11/31
6
495,000 428,661
3.35% 03/02/33
6
1,350,000 1,172,392
5.57% 07/25/29
6
895,000 903,626
35,248,776
Communications — 1 .38%
Altice France SA
(France)
5.50% 10/15/29
1,3
218,000 144,030
Cable One, Inc.
4.00% 11/15/30
1
480,000 358,640
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75% 03/01/30
1
90,000 78,023
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30% 02/01/32 2,325,000 1,797,799
2.80% 04/01/31 1,825,000 1,493,501
6.65% 02/01/34 700,000 708,037
CSC Holdings LLC
4.50% 11/15/31
1
500,000 323,235
5.38% 02/01/28
1
220,000 167,535
6.50% 02/01/29
1
740,000 543,101
7.50% 04/01/28
1
90,000 47,864
11.75% 01/31/29
1
755,000 645,520
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
3
925,000 899,318
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
1
750,000 555,815
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
34,125 33,917
5.15% 03/20/28
1
1,338,750 1,333,661
TDC Net A/S,
(EMTN)
(Germany)
6.50% 06/01/31
3
200,000 227,869
T-Mobile USA, Inc.
2.25% 02/15/26 700,000 665,516
3.75% 04/15/27 2,275,000 2,187,400
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
1,3
300,000 256,384
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
VZ Secured Financing BV,
Series REGS
(Netherlands)
3.50% 01/15/32
3
$ 500,000 $ 469,270
12,936,435
Consumer Discretionary — 1 .30%
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
1,3
1,045,000 1,032,693
BAT Capital Corp.
2.73% 03/25/31 555,000 469,085
3.46% 09/06/29 1,570,000 1,430,789
3.56% 08/15/27 145,000 137,756
BAT International Finance PLC
(United Kingdom)
1.67% 03/25/26
3
330,000 309,350
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
1,000,000 998,751
6.13% 07/27/27
1,3
385,000 391,776
JDE Peet's NV
(Netherlands)
0.80% 09/24/24
1,3
1,650,000 1,627,507
Philip Morris International, Inc.
2.00% 05/09/36 250,000 214,132
Spectrum Brands, Inc.
3.88% 03/15/31
1
67,000 56,013
WarnerMedia Holdings, Inc.
4.28% 03/15/32 6,335,000 5,531,212
12,199,064
Diversified REITs — 1 .15%
American Tower Corp.
1.00% 01/15/32 510,000 441,452
2.30% 09/15/31 745,000 608,133
3.60% 01/15/28 3,460,000 3,269,651
5.25% 07/15/28 400,000 399,591
Crown Castle, Inc.
2.50% 07/15/31 1,333,000 1,102,245
Digital Dutch Finco BV
(Netherlands)
1.25% 02/01/31
3
1,185,000 1,058,115
Digital Intrepid Holding BV
(Netherlands)
0.63% 07/15/31
3
245,000 206,791
GLP Capital LP/GLP Financing II, Inc.
4.00% 01/15/31 505,000 453,391
5.75% 06/01/28 1,465,000 1,469,360
VICI Properties LP
4.95% 02/15/30 75,000 72,399
VICI Properties LP/VICI Note Co., Inc.
3.88% 02/15/29
1
90,000 83,218
4.13% 08/15/30
1
20,000 18,205
4.50% 01/15/28
1
330,000 317,660
5.75% 02/01/27
1
540,000 540,472

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
7 / June 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Diversified REITs (continued)
Vonovia SE
(Georgia)
1.00% 06/16/33
3
$ 300,000 $ 244,129
2.25% 04/07/30
3
100,000 97,635
Vonovia SE,
(EMTN)
(Georgia)
5.00% 11/23/30
3
100,000 112,168
WP Carey, Inc.
4.25% 07/23/32 250,000 267,298
10,761,913
Electric — 1 .55%
Alliant Energy Finance LLC
5.95% 03/30/29
1
1,085,000 1,111,222
Alliant Energy Finance, LLC
3.60% 03/01/32
1
1,625,000 1,414,876
Appalachian Power Co.,
Series H
5.95% 05/15/33 350,000 354,173
Appalachian Power Co.,
Series X
3.30% 06/01/27 410,000 387,752
Duke Energy Corp.
2.65% 09/01/26 30,000 28,369
3.75% 04/01/31 2,820,000 2,981,317
Duke Energy Florida LLC
5.88% 11/15/33 245,000 254,681
Eversource Energy
4.60% 07/01/27 1,295,000 1,268,555
FirstEnergy Pennsylvania Electric Co.
4.00% 04/15/25
1
770,000 758,113
4.30% 01/15/29
1
550,000 529,402
5.15% 03/30/26
1
500,000 497,194
FirstEnergy Transmission LLC
2.87% 09/15/28
1
853,000 779,003
Public Service Co. of New Mexico
3.85% 08/01/25 1,405,000 1,377,716
Southwestern Electric Power Co.
5.30% 04/01/33 1,030,000 998,985
TenneT Holding BV
(EMTN)
(Netherlands)
4.50% 10/28/34
3
1,565,000 1,789,457
14,530,815
Energy — 0 .62%
Boston Gas Co.
3.76% 03/16/32
1
2,400,000 2,096,729
East Ohio Gas Co. (The)
2.00% 06/15/30
1
1,020,000 845,472
Energy Transfer LP
4.95% 05/15/28 750,000 739,395
Energy Transfer Operating LP
5.25% 04/15/29 1,145,000 1,143,701
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
National Gas Transmission PLC,
(EMTN)
(United Kingdom)
4.25% 04/05/30
3
$ 455,000 $ 496,187
Petroleos Mexicanos
(Mexico)
6.35% 02/12/48
3
125,000 79,490
TransCanada PipeLines Ltd.
(Canada)
2.50% 10/12/31
3
445,000 373,155
5,774,129
Finance — 2 .49%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
2,045,000 1,908,328
3.00% 10/29/28
3
421,000 382,739
Air Lease Corp.
3.25% 03/01/25 820,000 805,239
3.25% 10/01/29 525,000 475,558
3.63% 12/01/27 355,000 335,156
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
1,558,000 1,401,532
2.88% 02/15/25
1,3
1,160,000 1,136,943
Citigroup, Inc.
2.52% 11/03/32
6
2,025,000 1,666,482
2.67% 01/29/31
6
115,000 100,148
2.98% 11/05/30
6
290,000 258,399
3.52% 10/27/28
6
1,505,000 1,422,995
Durrah MSN 35603
(Cayman Islands)
1.68% 01/22/25
3
435,922 430,794
EverBank Financial Corp.
5.75% 07/02/25 1,150,000 1,117,454
Goldman Sachs Group, Inc. (The)
2.65% 10/21/32
6
14,000 11,644
3.75% 02/25/26 20,000 19,493
3.81% 04/23/29
6
2,480,000 2,354,261
(SOFR Rate plus 0.49%)
5.84% 10/21/24
2
840,000 840,221
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38% 02/01/29 97,000 83,031
9.00% 06/15/30
1
411,000 409,367
9.75% 01/15/29
1
205,000 213,024
Morgan Stanley
2.19% 04/28/26
6
860,000 835,690
Morgan Stanley
(GMTN)
2.95% 05/07/32
6
415,000 420,542
Morgan Stanley
(MTN)
1.16% 10/21/25
6
2,115,000 2,084,717
1.79% 02/13/32
6
2,000,000 1,605,826
1.93% 04/28/32
6
555,000 446,502

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
1,3,6
$ 2,250,000 $ 2,108,558
Sandalwood 2013 LLC
2.90% 07/10/25 400,788 395,186
23,269,829
Food — 0 .40%
ELO SACA
(EMTN)
(France)
6.00% 03/22/29
3
700,000 738,547
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co.
Sarl
(Luxembourg)
3.00% 02/02/29
3
195,000 173,968
6.75% 03/15/34
1,3
1,885,000 1,998,115
Pilgrim's Pride Corp.
3.50% 03/01/32 925,000 783,583
3,694,213
Gaming — 0 .02%
Flutter Treasury Designated Activity Co.
(Ireland)
5.00% 04/29/29
1,3
190,000 206,939
Health Care — 2 .51%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
1,3
645,000 621,506
AbbVie, Inc.
3.60% 05/14/25 1,152,000 1,133,605
Aetna, Inc.
3.50% 11/15/24 1,250,000 1,240,022
Alcon Finance Corp.
2.75% 09/23/26
1
2,300,000 2,177,013
Bayer U.S. Finance II LLC
4.38% 12/15/28
1
2,914,000 2,764,410
5.50% 08/15/25
1
1,100,000 1,093,867
Bayer U.S. Finance LLC
3.38% 10/08/24
1
1,020,000 1,013,577
6.50% 11/21/33
1
520,000 530,748
Baylor Scott & White Holdings
2.65% 11/15/26 1,530,000 1,423,913
Catalent Pharma Solutions, Inc.,
Series REGS
2.38% 03/01/28 365,000 375,073
Centene Corp.
3.00% 10/15/30 1,155,000 988,334
Fresenius Finance Ireland PLC
(EMTN)
(Ireland)
0.88% 10/01/31
3
550,000 481,307
Grifols SA,
Series REGS
(Spain)
3.88% 10/15/28
3
825,000 727,623
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
HCA, Inc.
5.25% 04/15/25 $ 865,000 $ 861,163
5.88% 02/15/26 2,530,000 2,534,344
5.88% 02/01/29 1,000,000 1,017,967
7.05% 12/01/27 80,000 84,004
Humana, Inc.
3.85% 10/01/24 860,000 856,196
IQVIA, Inc.
5.70% 05/15/28 1,725,000 1,745,752
6.25% 02/01/29 120,000 123,408
Kedrion SpA
(Italy)
6.50% 09/01/29
1,3
695,000 635,797
Medtronic, Inc.
3.65% 10/15/29 185,000 200,234
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
1
795,000 560,574
ModivCare, Inc.
5.88% 11/15/25
1
300,000 304,407
23,494,844
Health Care REITs — 0 .43%
DOC DR LLC
3.95% 01/15/28 1,223,000 1,170,048
4.30% 03/15/27 590,000 577,583
Healthcare Realty Holdings LP
3.50% 08/01/26 225,000 215,067
3.63% 01/15/28 911,000 844,569
3.88% 05/01/25 1,255,000 1,233,659
4,040,926
Hotel & Resort REITs — 0 .07%
Host Hotels & Resorts LP,
Series H
3.38% 12/15/29 758,000 677,340
Industrial REITs — 0 .12%
LXP Industrial Trust
6.75% 11/15/28 975,000 1,011,181
Rexford Industrial Realty LP
2.15% 09/01/31 135,000 107,700
1,118,881
Industrials — 0 .83%
Amcor Finance USA, Inc.
3.63% 04/28/26 1,950,000 1,883,316
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Series REGS
(Canada)
2.13% 08/15/26
3
230,000 205,552
BAE Systems Holdings, Inc.
3.80% 10/07/24
1
630,000 626,537
Berry Global, Inc.
1.65% 01/15/27 95,000 86,521
4.88% 07/15/26
1
491,000 482,547
5.65% 01/15/34

25,000 24,540

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
9 / June 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
Boeing Co. (The)
3.63% 02/01/31 $ 1,800,000 $ 1,576,253
6.53% 05/01/34
1
465,000 476,188
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.74%)
6.06% 08/15/36
2
1,115,000 1,057,087
Honeywell International, Inc.
3.75% 03/01/36 555,000 584,870
4.13% 11/02/34 295,000 323,041
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.38% 04/30/25
1,3
410,000 402,458
7,728,910
Information Technology — 0 .32%
Apple, Inc.
3.25% 02/23/26 20,000 19,450
Open Text Corp.
(Canada)
6.90% 12/01/27
1,3
2,130,000 2,199,470
VMware LLC,
1.00% 08/15/24 815,000 810,252
3,029,172
Insurance — 0 .81%
Athene Global Funding
1.99% 08/19/28
1
2,255,000 1,966,142
3.21% 03/08/27
1
530,000 496,504
Equitable Financial Life Global Funding
1.30% 07/12/26
1
1,190,000 1,094,483
Metropolitan Life Global Funding I
3.30% 03/21/29
1
1,200,000 1,113,529
Nationwide Mutual Insurance Co.
7.89% 12/15/24
1,6
1,212,000 1,218,683
Trinity Acquisition PLC
(United Kingdom)
4.40% 03/15/26
3
1,385,000 1,359,632
Willis North America, Inc.
2.95% 09/15/29 395,000 354,035
7,603,008
Materials — 0 .30%
International Flavors & Fragrances, Inc.
1.23% 10/01/25
1
950,000 898,954
1.83% 10/15/27
1
605,000 540,611
2.30% 11/01/30
1
1,670,000 1,393,043
2,832,608
Office REITs — 0 .21%
Hudson Pacific Properties LP
3.25% 01/15/30 320,000 221,133
3.95% 11/01/27 58,000 48,587
4.65% 04/01/29 1,325,000 1,022,842
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Office REITs (continued)
Kilroy Realty LP
4.25% 08/15/29 $ 721,000 $ 653,797
1,946,359
Residential REITs — 0 .21%
American Homes 4 Rent LP
3.63% 04/15/32 650,000 568,512
Invitation Homes Operating Partnership LP
2.00% 08/15/31 975,000 774,587
4.15% 04/15/32 535,000 488,396
5.50% 08/15/33 149,000 147,216
1,978,711
Retail — 0 .09%
Ferrellgas LP/Ferrellgas Finance Corp.
5.88% 04/01/29
1
590,000 543,218
Michaels Cos., Inc. (The)
5.25% 05/01/28
1
405,000 324,461
867,679
Services — 0 .22%
Global Payments, Inc.
4.88% 03/17/31 200,000 221,506
5.30% 08/15/29 1,240,000 1,232,287
Worldline SA
(France)
0.00% 07/30/26
3,8
6,100 605,660
2,059,453
Specialized REITs — 0 .80%
Annington Funding PLC
(EMTN)
(United Kingdom)
2.31% 10/06/32
3
560,000 545,738
3.18% 07/12/29
3
200,000 224,114
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.00% 05/04/28
3
425,000 401,517
1.63% 04/20/30
3
455,000 415,631
1.75% 03/12/29
3
415,000 392,188
CubeSmart LP
3.00% 02/15/30 220,000 194,889
4.38% 02/15/29 673,000 645,643
Extra Space Storage LP
2.20% 10/15/30 1,149,000 954,292
2.55% 06/01/31 163,000 135,801
3.88% 12/15/27 915,000 873,405
3.90% 04/01/29 1,650,000 1,554,264
LEG Immobilien SE
(EMTN)
(Georgia)
0.88% 03/30/33
3
200,000 164,011
Realty Income Corp.
5.13% 07/06/34 820,000 947,873
7,449,366

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 10
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation — 0 .09%
Canadian Pacific Railway Co.
(Canada)
1.35% 12/02/24
3
$ 490,000 $ 481,280
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 195,712 195,429
U.S. Airways Pass-Through Trust,
Series 2012-2, Class A
4.63% 06/03/25 195,167 192,106
868,815
Water — 0 .05%
Thames Water Utilities Finance PLC
(EMTN)
(United Kingdom)
4.38% 01/18/31
3
490,000 453,355
Total Corporates
(Cost $188,173,112) 184,771,540
MORTGAGE-BACKED — 24 .72% **
Non-Agency Commercial Mortgage-Backed — 2 .74%
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.23% 08/10/38
1,6
1,095,000 1,014,647
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41
1
375,000 333,957
BXSC Commercial Mortgage Trust,
Series 2022-WSS, Class D
(CME Term SOFR 1-Month plus 3.19%)
8.52% 03/15/35
1,2
1,550,000 1,528,216
Century Plaza Towers,
Series 2019-CPT, Class A
2.87% 11/13/39
1
715,000 613,753
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5
3.62% 02/10/49 3,250,000 3,112,035
Citigroup Commercial Mortgage Trust,
Series 2016-GC37, Class A4
3.31% 04/10/49 1,000,000 961,157
DC Office Trust,
Series 2019-MTC, Class A
2.97% 09/15/45
1
765,000 647,584
Frost CMBS DAC,
Series 2021-1X, Class EUA
(Ireland)
(3-Month Euribor plus 1.15%)
4.98% 11/20/33
2,3
1,320,911 1,389,167
GPMT Ltd.,
Series 2021-FL4, Class AS
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.81%)
7.16% 12/15/36
1,2,3
2,380,000 2,261,022
Houston Galleria Mall Trust,
Series 2015-HGLR, Class A1A2
3.09% 03/05/37
1
3,000,000 2,922,590
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23% 07/10/39
1
$ 760,000 $ 675,103
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
3.04% 12/10/41
1,6
765,000 664,512
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C29, Class XA (IO)
0.68% 05/15/48
6
19,236,718 63,134
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A
2.95% 09/06/38
1,6
2,280,000 2,139,871
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-OSB, Class A
3.40% 06/05/39
1
740,000 655,397
Last Mile Logistics Pan Euro Finance DAC,
Series 1A, Class A
(Ireland)
(3-Month Euribor plus 0.75%)
4.57% 08/17/33
1,2,3
2,338,773 2,492,109
Last Mile Securities PE 2021 DAC,
Series 2021-1A, Class A1
(Ireland)
(3-Month Euribor plus 0.90%)
4.72% 08/17/31
1,2,3
2,172,553 2,322,749
MKT Mortgage Trust,
Series 2020-525M, Class A
2.69% 02/12/40
1
520,000 420,417
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52% 09/15/54
1
960,000 815,862
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,6
45,000 37,828
Taurus UK DAC,
Series 2021-UK4X, Class D
(Ireland)
(SONIA plus 2.10%)
7.33% 08/17/31
2,3
447,596 567,904
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class XA (IO)
1.28% 02/15/48
6
25,537,680 71,415
25,710,429
Non-Agency Mortgage-Backed — 7 .15%
ACE Securities Corp. Home Equity Loan Trust,
Series 2005-HE2, Class M5
(CME Term SOFR 1-Month plus 1.13%)
6.48% 04/25/35
2
1,612,658 1,581,242
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W3, Class M1
(CME Term SOFR 1-Month plus 0.77%)
6.12% 11/25/35

3,677,280 3,539,421

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
11 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE9, Class M1
(CME Term SOFR 1-Month plus 1.09%)
6.43% 12/25/34
2
$ 278,976 $ 251,344
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 3,298 3,241
Banc of America Funding Trust,
Series 2014-R6, Class 2A11
5.70% 07/26/36
1,6
1,700,000 1,523,843
Bear Stearns ALT-A Trust,
Series 2004-12, Class 1M1
(CME Term SOFR 1-Month plus 1.04%)
6.39% 01/25/35
2
758,699 754,979
Chase Mortgage Finance Trust,
Series 2024-3, Class A4
6.00% 02/25/55
1,6
4,642,150 4,635,335
Chevy Chase Mortgage Funding LLC, Mortgage-Backed
Certificates,
Series 2005-2A, Class A1
(CME Term SOFR 1-Month plus 0.29%)
5.64% 05/25/36
1,2
31,311 27,861
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,6
1,879,035 1,665,162
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.74%)
6.09% 02/25/35
2
3,168,955 2,908,770
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH1, Class M5
(CME Term SOFR 1-Month plus 0.89%)
6.24% 01/25/36
2
648,220 646,975
Countrywide Asset-Backed Certificates Trust,
Series 2005-7, Class MV5
(CME Term SOFR 1-Month plus 1.24%)
6.58% 11/25/35
2
3,471,273 3,395,310
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
5.36% 08/25/34
6
48,303 43,047
Credit Suisse Mortgage Capital Trust
Series 2022-RPL3, Class A1
3.85% 03/25/61
1,6
3,472,652 3,623,508
Credit Suisse Mortgage Capital Trust,
Series 2022-ATH2, Class A1
4.55% 05/25/67
1,6
1,620,654 1,576,344
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB3, Class AF1 (STEP-reset date 08/25/24)
3.38% 12/25/32 368,860 347,456
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB2, Class AF4 (STEP-reset date 08/25/24)
3.04% 12/25/36 323,190 235,590
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(CME Term SOFR 1-Month plus 0.17%)
3.38% 04/25/37
2
92,185 55,714
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A3
(CME Term SOFR 1-Month plus 0.36%)
3.38% 04/25/37
2
$ 1,095,397 $ 605,114
Fannie Mae Connecticut Avenue Securities,
Series 2022-R01, Class 1M1
(SOFR30A plus 1.00%)
6.34% 12/25/41
1,2
703,705 704,146
Fannie Mae Connecticut Avenue Securities,
Series 2023-R08, Class 1M1
(SOFR30A plus 1.50%)
6.84% 10/25/43
1,2
3,497,348 3,519,805
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
5.82% 09/25/34
6
23,952 23,519
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA1, Class M1A
(SOFR30A plus 1.00%)
6.34% 01/25/42
1,2
1,258,728 1,260,501
GCAT Trust,
Series 2021-NQM5, Class A1
1.26% 07/25/66
1,6
3,726,842 3,031,494
GSAA Home Equity Trust,
Series 2005-9, Class M2
(CME Term SOFR 1-Month plus 0.86%)
6.21% 08/25/35
2
1,594,176 1,576,694
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
5.68% 08/25/34
6
4,176 4,153
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A
(CME Term SOFR 1-Month plus 2.11%)
7.46% 10/25/37
2
1,307,330 1,213,923
HSI Asset Securitization Corp. Trust,
Series 2005-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.74%)
6.09% 11/25/35
2
48,264 47,565
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(CME Term SOFR 1-Month plus 0.97%)
6.32% 09/25/34
2
6,355 5,372
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(CME Term SOFR 1-Month plus 0.91%)
6.26% 11/25/34
2
18,538 16,280
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
3.23% 06/25/37
6
458,261 374,231
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 16,441 16,452
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A4
6.75% 02/25/28 4,377 4,381

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 12
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 $ 23,846 $ 23,771
JPMorgan Mortgage Trust,
Series 2007-A3, Class 3A2
5.03% 05/25/37
6
82,474 71,460
JPMorgan Mortgage Trust,
Series 2021-INV5, Class A3
3.00% 12/25/51
1,6
2,819,161 2,520,331
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
4.37% 01/25/34
6
21,733 20,559
MASTR Adjustable Rate Mortgages Trust,
Series 2007-HF2, Class A1
(CME Term SOFR 1-Month plus 0.73%)
6.08% 09/25/37
2
10,464 10,455
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
6.22% 10/25/32
6
3,842 3,699
MASTR Seasoned Securitization Trust,
Series 2005-1, Class 4A1
6.27% 10/25/32
6
7,582 7,120
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(CME Term SOFR 1-Month plus 0.47%)
5.82% 06/25/37
2
132,415 129,493
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(CME Term SOFR 1-Month plus 0.61%)
5.96% 06/25/37
2
244,699 239,390
Mid-State Trust XI,
Series 11, Class A1
4.86% 07/15/38 201,409 197,173
Morgan Stanley ABS Capital I Trust,
Series 2004-NC7, Class M2
(CME Term SOFR 1-Month plus 1.04%)
6.39% 07/25/34
2
103,447 103,997
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2005-HE3, Class M5
(CME Term SOFR 1-Month plus 1.15%)
6.49% 07/25/35
2
2,423,175 2,352,508
Nationstar Home Equity Loan Trust,
Series 2007-B, Class 1AV1
(CME Term SOFR 1-Month plus 0.33%)
5.68% 04/25/37
2
322,546 321,493
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
(CME Term SOFR 1-Month plus 0.79%)
6.13% 03/25/35
2
538,220 545,782
New York Mortgage Trust,
Series 2005-3, Class A1
(CME Term SOFR 1-Month plus 0.59%)
5.94% 02/25/36
2
202,926 198,550
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
PRPM LLC,
Series 2020-4, Class A1 (STEP-reset date 07/25/24)
5.61% 10/25/25
1
$ 1,886,756 $ 1,886,887
PRPM LLC,
Series 2021-11, Class A1 (STEP-reset date 07/25/24)
2.49% 11/25/26
1
1,066,519 1,056,549
PRPM LLC,
Series 2021-6, Class A1 (STEP-reset date 07/25/24)
1.79% 07/25/26
1
1,389,251 1,364,883
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 07/25/24)
5.56% 06/25/27
1
1,842,745 1,826,678
RBSSP Resecuritization Trust,
Series 2009-12, Class 17A2
5.63% 10/25/35
1,6
712,115 689,908
Residential Asset Mortgage Products Trust,
Series 2003-SL1, Class A41
8.00% 04/25/31 15,201 11,725
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A7
7.00% 11/25/31 5,587 4,860
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
4.07% 12/25/34
6
10,119 8,751
Saxon Asset Securities Trust,
Series 2007-1, Class A2D
(CME Term SOFR 1-Month plus 0.35%)
5.70% 01/25/47
2
3,862,130 3,515,923
Soundview Home Loan Trust,
Series 2005-OPT4, Class M1
(CME Term SOFR 1-Month plus 0.80%)
6.15% 12/25/35
2
4,500,000 3,811,867
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-15, Class A
5.93% 10/25/34
6
495,225 473,307
Structured Asset Mortgage Investments II Trust,
Series 2005-AR1, Class A1
(CME Term SOFR 1-Month plus 0.59%)
5.93% 04/19/35
2
224,365 208,689
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A2
(Federal Reserve US 12-Month Cumulative Average plus
1.48%)
6.54% 02/25/36
2
195,994 161,729
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 22A1
4.61% 05/25/36
6
1,434,214 709,748
Verus Securitization Trust,
Series 2023-4, Class A1 (STEP-reset date 08/25/24)
5.81% 05/25/68
1
3,938,489 3,918,074
VOLT XCIX, LLC,
Series 2021-NPL8, Class A1 (STEP-reset date 07/25/24)
5.12% 04/25/51
1
677,807 671,991
VOLT XCVI LLC,
Series 2021-NPL5, Class A1 (STEP-reset date 07/25/24)
5.12% 03/27/51
1
349,799 346,988

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
13 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A3
(CME Term SOFR 1-Month plus 1.67%)
7.02% 10/25/45
2
$ 305,136 $ 294,155
66,927,265
U.S. Agency Commercial Mortgage-Backed — 0 .28%
Fannie Mae Pool AN2786
2.76% 09/01/36 45,843 38,420
Fannie Mae Pool BL6060
2.46% 04/01/40 1,160,000 829,494
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KJ42, Class A1
3.90% 07/25/29 1,824,899 1,753,888
2,621,802
U.S. Agency Mortgage-Backed — 14 .55%
Fannie Mae Pool 253974
7.00% 08/01/31 444 444
Fannie Mae Pool 527247
7.00% 09/01/26 2 2
Fannie Mae Pool 545191
7.00% 09/01/31 334 341
Fannie Mae Pool 545646
7.00% 09/01/26 2 2
Fannie Mae Pool 549740
6.50% 10/01/27 751 769
Fannie Mae Pool 630599
7.00% 05/01/32 1,597 1,643
Fannie Mae Pool 655928
7.00% 08/01/32 1,025 1,055
Fannie Mae Pool 735207
7.00% 04/01/34 545 557
Fannie Mae Pool 735861
6.50% 09/01/33 23,789 24,065
Fannie Mae Pool 764388
(RFUCCT6M plus 1.38%)
5.76% 03/01/34
2
5,949 5,910
Fannie Mae Pool 776708
5.00% 05/01/34 52,277 51,587
Fannie Mae Pool 844773
(RFUCCT1Y plus 1.56%)
5.81% 12/01/35
2
2,497 2,511
Fannie Mae Pool 889184
5.50% 09/01/36 39,752 39,912
Fannie Mae Pool 890221
5.50% 12/01/33 55,100 55,559
Fannie Mae Pool 939419
(RFUCCT1Y plus 1.27%)
6.64% 05/01/37
2
18,441 18,434
Fannie Mae Pool AL0209
4.50% 05/01/41 163,345 159,119
Fannie Mae Pool CA1710
4.50% 05/01/48 7,059 6,761
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool CA1711
4.50% 05/01/48 $ 477,501 $ 457,320
Fannie Mae Pool CA2208
4.50% 08/01/48 6,284 6,018
Fannie Mae Pool CB2430
3.00% 12/01/51 2,208,120 1,879,194
Fannie Mae Pool FM2318
3.50% 09/01/49 831,825 745,999
Fannie Mae Pool FS1598
2.00% 04/01/52 2,905,956 2,273,726
Fannie Mae Pool FS2646
3.00% 06/01/52 3,047,376 2,603,882
Fannie Mae Pool MA1527
3.00% 08/01/33 10,468 9,797
Fannie Mae Pool MA1561
3.00% 09/01/33 584,628 546,977
Fannie Mae Pool MA1608
3.50% 10/01/33 506,916 483,078
Fannie Mae Pool MA3537
4.50% 12/01/48 436,448 417,966
Fannie Mae Pool MA3811
3.00% 10/01/49 391,325 333,393
Fannie Mae Pool MA4333
2.00% 05/01/41 605,947 507,139
Fannie Mae Pool MA4512
2.50% 01/01/52 1,974,616 1,614,998
Fannie Mae Pool MA4548
2.50% 02/01/52 2,410,132 1,972,867
Fannie Mae Pool MA4733
4.50% 09/01/52 8,703,061 8,216,858
Fannie Mae Pool MA5008
4.50% 05/01/53 1,074,488 1,013,525
Fannie Mae REMICS,
Series 2001-52, Class YZ
6.50% 10/25/31 57,818 58,685
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X SOFR30A plus 99.20%, 9.80% Cap)
9.80% 01/25/34
2
1,771 1,771
Fannie Mae REMICS,
Series 2007-64, Class FA
(SOFR30A plus 0.58%)
5.92% 07/25/37
2
25,832 25,732
Fannie Mae REMICS,
Series 2008-50, Class SA (IO)
(-1.00 X SOFR30A plus 5.94%, 6.05% Cap)
0.60% 11/25/36
2
413,044 27,420
Fannie Mae REMICS,
Series 2018-38, Class PA
3.50% 06/25/47 2,645 2,497
Fannie Mae REMICS,
Series 2018-43, Class CT
3.00% 06/25/48 167,119 145,844
Fannie Mae REMICS,
Series 2018-86, Class JA
4.00% 05/25/47 102,883 100,398

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 14
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Trust,
Series 2003-W6, Class 5T (IO)
(-1.00 X SOFR30A plus 8.04%, 0.55% Cap)
0.55% 09/25/42
2
$ 5,366,013 $ 102,766
Freddie Mac Gold Pool A25162
5.50% 05/01/34 44,575 45,265
Freddie Mac Gold Pool A33262
5.50% 02/01/35 20,341 20,553
Freddie Mac Gold Pool A68781
5.50% 10/01/37 2,681 2,709
Freddie Mac Gold Pool C03813
3.50% 04/01/42 459,940 424,686
Freddie Mac Gold Pool G01548
7.50% 07/01/32 127,194 133,325
Freddie Mac Gold Pool G01644
5.50% 02/01/34 28,061 28,210
Freddie Mac Gold Pool G02366
6.50% 10/01/36 21,699 22,671
Freddie Mac Gold Pool G08844
5.00% 10/01/48 127,948 125,707
Freddie Mac Pool SD7503
3.50% 08/01/49 2,219,974 1,997,645
Freddie Mac Pool SD8199
2.00% 03/01/52 1,573,152 1,230,892
Freddie Mac Pool SD8347
4.50% 08/01/53 2,533,042 2,390,143
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 8,855 8,796
Freddie Mac REMICS,
Series 3460, Class SA (IO)
(-1.00 X SOFR30A plus 6.09%, 6.20% Cap)
0.75% 06/15/38
2
374,273 23,022
Freddie Mac REMICS,
Series 4030, Class HS (IO)
(-1.00 X SOFR30A plus 6.50%, 6.61% Cap)
1.16% 04/15/42
2
358,104 33,495
Ginnie Mae (TBA)
2.50% 07/15/54 3,900,000 3,279,221
4.50% 07/15/54 8,950,000 8,508,483
5.00% 07/15/54 6,925,000 6,743,825
5.50% 07/15/54 5,100,000 5,060,975
Ginnie Mae I Pool 782810
4.50% 11/15/39 296,035 288,245
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.63% 07/20/34
2
7,572 7,482
Ginnie Mae II Pool MA4454
5.00% 05/20/47 11,545 11,527
Ginnie Mae II Pool MA4511
4.00% 06/20/47 2,913 2,722
Ginnie Mae II Pool MA4588
4.50% 07/20/47 101,531 98,361
Ginnie Mae II Pool MA4589
5.00% 07/20/47 560,668 559,296
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4838
4.00% 11/20/47 $ 264,377 $ 248,027
Ginnie Mae II Pool MA4901
4.00% 12/20/47 215,989 202,954
Ginnie Mae II Pool MA5399
4.50% 08/20/48 262,428 252,593
Ginnie Mae II Pool MA5530
5.00% 10/20/48 3,149 3,105
Ginnie Mae II Pool MA6030
3.50% 07/20/49 36,201 32,051
Ginnie Mae II Pool MA6080
3.00% 08/20/49 19,587 16,725
Ginnie Mae II Pool MA6209
3.00% 10/20/49 344,675 294,312
Ginnie Mae II Pool MA8347
4.50% 10/20/52 5,062,631 4,820,396
Ginnie Mae,
Series 2023-134, Class F
(SOFR30A plus 1.00%)
6.33% 08/20/53
2
868,830 861,553
Ginnie Mae,
Series 2024-30, Class AF
(SOFR30A plus 1.25%)
6.50% 02/20/54
2
650,473 651,508
Ginnie Mae,
Series 2024-30, Class CF
(SOFR30A plus 1.25%)
6.50% 02/20/54
2
1,566,704 1,567,903
UMBS (TBA)
2.00% 07/15/54 3,575,000 2,796,467
2.50% 07/15/54 5,975,000 4,880,236
3.00% 07/01/54 8,775,000 7,464,748
3.50% 07/01/54 4,500,000 3,982,597
4.00% 07/01/54 23,800,000 21,780,403
4.50% 07/01/54 15,625,000 14,733,234
5.00% 07/01/54 11,425,000 11,042,754
5.50% 07/01/54 5,725,000 5,646,038
136,241,381
Total Mortgage-Backed
(Cost $238,757,708) 231,500,877
MUNICIPAL BONDS — 0 .84% *
California — 0 .01%
Los Angeles Department of Water & Power Power System
Revenue Bonds, Electric Light & Power Improvements,
Series C
5.52% 07/01/27 50,000 50,847
Florida — 0 .05%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series C
4.06% 10/01/31 280,000 263,081

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
15 / June 2024
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Florida (continued)
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50% 10/01/31 $ 245,000 $ 221,608
484,689
Massachusetts — 0 .16%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11% 07/15/31 1,513,386 1,478,761
Michigan — 0 .07%
University of Michigan Revenue Bonds, Series C
3.48% 04/01/33 750,000 682,146
New York — 0 .55%
City of New York General Obligation, Public Improvements,
Series 2
1.70% 03/01/29 250,000 217,582
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, School Improvements, Series G-3
5.27% 05/01/27 1,465,000 1,471,969
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Series F, Subseries F-3
5.13% 02/01/35 718,000 722,417
5.15% 02/01/36 718,000 721,452
New York State Dormitory Authority Revenue Bonds, Series
C
1.95% 03/15/29 590,000 521,100
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series D
5.50% 03/15/30 70,000 70,073
New York State Urban Development Corp. Revenue Bonds,
Transit Improvements, Series B
2.01% 03/15/30 1,630,000 1,408,361
5,132,954
Pennsylvania — 0 .00%
Pennsylvania Economic Development Financing Authority
Revenue Bonds, University of Pittsburgh Medical Center,
Series B
3.20% 11/15/27 40,000 37,890
Total Municipal Bonds
(Cost $8,193,805) 7,867,287
U.S. TREASURY SECURITIES — 46 .77%
U.S. Treasury Notes — 46 .77%
U.S. Treasury Notes
4.38% 05/15/34 91,525,000 91,560,752
4.63% 06/15/27 39,380,000 39,498,448
U.S. Treasury Notes (WI)
4.25% 06/30/29 229,335,000 228,380,930
4.50% 05/31/29 66,631,000 67,091,691
Issues
Maturity
Date
Principal
Amount Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
4.63% 06/30/26 $ 11,505,000 $ 11,484,551
Total U.S. Treasury Securities
(Cost $437,433,155) 438,016,372
Total Bonds — 99 .41%
(Cost $941,448,641)
930,961,026
Issues Shares Value
COMMON STOCK — 0 .06%
Communications — 0 .06%
Intelsat Emergence SA
3,4,5,9
(Luxembourg) 15,282 574,603
Total Common Stock
(Cost $511,544)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 16 .21%
Money Market Funds — 9 .71%
Dreyfus Government Cash Management Fund
5.19%
10
44,922,000 44,922,000
Fidelity Investments Money Market Funds - Government
Portfolio
6.21%
10,11
1,327 1,327
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.22%
10
46,051,000 46,051,000
90,974,327
U.S. Treasury Bills — 6 .50%
U.S. Treasury Bills (WI)
5.23%
12
07/11/24 11,000,000 10,983,979
5.27%
12
07/16/24 50,000,000 49,890,514
60,874,493
Total Short-Term Investments
(Cost $151,850,331) 151,848,820
Total Investments - 115.68%
(Cost $1,093,810,516) 1,083,384,449
Liabilities in Excess of Other Assets - (15.68)% (146,863,928)
Net Assets - 100.00% $ 936,520,521
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2024.
3
Foreign denominated security issued by foreign domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $2,235,861, which is 0.24% of total net assets.

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 16
6
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
7
Payment-in-kind (“PIK”) security.
8
Zero coupon bond. The rate shown is the effective yield as of June 30, 2024.
9
Non-income producing security.
10
Represents the current yield as of June 30, 2024.
11
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $1,327.
12
Represents annualized yield at date of purchase.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(DIP): Debtor-in-Possession
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(REIT): Real Estate Investment Trust
(RFUCCT): Refinitiv USD IBOR Consumer Cash Fallback
(SOFR): Secured Overnight Financing Rate
(SONIA): Sterling Overnight Index Average
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(WI): When Issued
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 2,562,059 EUR 2,374,000 The Bank of New York Mellon 07/12/24 $ 15,996
USD 333,562 EUR 308,000 Bank of America N.A. 07/12/24 3,239
USD 21,676,216 EUR 19,858,000 Citibank N.A. 07/12/24 378,940
USD 1,325,121 GBP 1,043,000 Citibank N.A. 07/12/24 6,552
404,727
EUR 100,000 USD 108,313 Citibank N.A. 07/12/24 (1,065)
EUR 630,000 USD 686,434 Goldman Sachs International 07/12/24 (10,772)
(11,837)
NET UNREALIZED APPRECIATION $ 392,890
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 1,240 09/30/24 $ 253,231,250 $ 527,303 $ 527,303
U.S. Treasury Five-Year Note 243 09/30/24 25,898,486 139,851 139,851
U.S. Treasury Ten-Year Ultra Bond 164 09/19/24 18,619,125 162,605 162,605
297,748,861 829,759 829,759
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ultra Bond 93 09/19/24 (11,656,969) (129,519) (129,519)
U.S. Treasury Ten-Year Note 78 09/19/24 (8,578,782) (42,048) (42,048)
Euro-Bobl Future 74 09/06/24 (9,234,798) (96,053) (96,053)
Euro-Bund Future 56 09/06/24 (7,899,569) (96,696) (96,696)
(37,370,118) (364,316) (364,316)
TOTAL FUTURES CONTRACTS $ 260,378,743 $ 465,443 $ 465,443

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
17 / June 2024
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
June 2024 / 18
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2024 is as follows:
INTERMEDIATE BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 90,974,327 $ — $ — $ 90,974,327
U.S. Treasury Bills 60,874,493 — — 60,874,493
Long-Term Investments:
Asset-Backed Securities — 59,659,675 1,661,258 61,320,933
Bank Loans — 7,484,017 — 7,484,017
Common Stock — — 574,603 574,603
Corporates — 184,771,540 — 184,771,540
Mortgage-Backed Securities — 231,500,877 — 231,500,877
Municipal Bonds — 7,867,287 — 7,867,287
U.S. Treasury Securities 438,016,372 — — 438,016,372
Other Financial Instruments
*
Assets:
Foreign Currency Exchange Contracts
Foreign Currency Risk — 404,727 — 404,727
Futures Contracts
Interest Rate Risk 829,759 — — 829,759
Liabilities:
Foreign Currency Exchange Contracts
Foreign Currency Risk — (11,837) — (11,837)
Futures Contracts
Interest Rate Risk (364,316) — — (364,316)
Total $ 590,330,635 $ 491,676,286 $ 2,235,861 $ 1,084,242,782
*Other financial instruments include foreign currency exchange contracts and futures.

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
19 / June 2024
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2024, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
INTERMEDIATE
BOND FUND
ASSET-BACKED
SECURITIES
COMMON
STOCK TOTAL
Balance as of
April 1, 2024 $ 1,694,031 $ 410,704 $ 2,104,735
Accrued discounts/premiums — — —
Realized (loss) — (453,393) (453,393)
Change in unrealized appreciation* 1,722 621,299 623,021
Purchases — — —
Sales (34,495) (4,007) (38,502)
Transfers into Level 3** — — —
Transfers out of Level 3** — — —
Balance as of
June 30, 2024
$ 1,661,258 $ 574,603 $ 2,235,861
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2024 was $165,621 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2024.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2024, are as follows:
INTERMEDIATE BOND FUND
FAIR VALUE AT
6/30/24
VALUATION
TECHNIQUE* UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $1,661,258 Broker Quote Offered Quote $89.21 $89.21 Increase
Common Stock $574,603 Third-Party Vendor Vendor Prices $37.60 $37.60 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.